Summary Prospectus Supplement	October 9, 2012

Putnam Global Income Trust Summary Prospectus dated February 29, 2012

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now D. William Kohli, Michael Atkin, Kevin Murphy and Michael Salm.

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